Statements of Operations (USD $)	12 Months Ended		24 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Statements Of Operations [Abstract]
Revenues:
Expenses:
Formation and Operating costs	(468,684)	(94,590)	(563,274)
Loss from operations	(468,684)	(94,590)	(563,274)
Miscellaneous Income	72,539	5,877	78,416
Net Loss	$ (396,145)	$ (88,713)	$ (484,858)
Weighted average shares outstanding	6,000,000	2,700,165
Basic and diluted net loss per share	$ (0.07)	$ (0.03)